As filed with the Securities and Exchange Commission on May 6, 2020

Securities Act File No. 333-188840

Investment Company Act File No. 811-22845

 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐
Post-Effective Amendment No. 29	☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

300 South Tryon Street, Suite 2500

Charlotte, NC 28202

(Address of Principal Executive Offices)

704-805-7200

(Registrant’s Telephone Number)

Janice M. Bishop

Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan

Brian D. McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(617) 951-7000

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Barings Funds Trust, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Charlotte, and the State of North Carolina on the 6th day of May, 2020.

BARINGS FUNDS TRUST

By:	/s/ Daniel McGee
Name:	Daniel McGee
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/s/ Rodney J. Dillman*	Trustee	May 6, 2020
Rodney J. Dillman

/s/ Thomas M. Finke*	Trustee	May 6, 2020
Thomas M. Finke

/s/ Dr. Bernard A. Harris, Jr.*	Trustee	May 6, 2020
Dr. Bernard A. Harris, Jr.

/s/ Thomas W. Okel*	Trustee	May 6, 2020
Thomas W. Okel

/s/ Cynthia R. Plouché*	Trustee	May 6, 2020
Cynthia R. Plouché

/s/ Martin A. Sumichrast*	Trustee	May 6, 2020
Martin A. Sumichrast

/s/ Daniel McGee	President	May 6, 2020
Daniel McGee

/s/ Lesley Mastandrea	Treasurer	May 6, 2020
Lesley Mastandrea

/s/ Carlene Pollock	Chief Financial Officer	May 6, 2020
Carlene Pollock

*By	/s/ Daniel McGee	May 6, 2020
Daniel McGee Attorney-in-Fact pursuant to Powers of Attorney previously filed.

Barings Funds Trust

Exhibit Index

Index No.	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase